UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Acuity Capital Management LLC
Address:  4 Greenwich Office Park
          3rd Floor
          Greenwich, CT  06831

Form 13F File Number:  028-12286

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Kostolansky
Title:  Chief Financial Officer
Phone:  (203) 862-3344

Signature, Place, and Date of Signing:

/s/ Michael Kostolansky      Greenwich, CT         February 14, 2010
     [Signature]             [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 17

Form 13F Information Table Value Total: $55,297 (in thousands)

List of Other Included Managers:


* Messrs. Howard Needle and David Harris are the investment managers of Acuity Capital Management LLC, and Acuity Capital Advisors LLC, which have investment discretion over the investment portfolios reported herein.

                                   Title of                   Mkt Val     SH/PRN    SH/ PUT/ Invest  Other   Voting Authority
Name of Issuer                       Class          CUSIP     (x1,000)    Amount    PRN CALL  Disc   Mgrs    Sole    Shared None
BECKMAN COULTER INC            NOTE 2.500%12/1      075811AD1    1,712    1,500,000 PRN      DEFINED       1,500,000
CIENA CORP                     COM NEW              171779309      825       39,200 SH       DEFINED          39,200
DIGITAL RIV INC                COM                  25388B104      657       19,100 SH       DEFINED          19,100
FINISAR CORP                   NOTE 5.000%10/1      31787AAK7   10,342    3,548,000 PRN      DEFINED       3,548,000
GOLDCORP INC NEW               COM                  380956409    1,108       24,100 SH       DEFINED          24,100
INCYTE CORP                    NOTE 4.750%10/0      45337CAJ1    3,106    1,500,000 PRN      DEFINED       1,500,000
INTEL CORP                     COM                  458140100    1,428       67,900 SH       DEFINED          67,900
INTERPUBLIC GROUP COS INC      NOTE 4.250% 3/1      460690BA7    2,221    2,000,000 PRN      DEFINED       2,000,000
MICROCHIP TECHNOLOGY INC       SDCV 2.125%12/1      595017AB0    3,683    3,000,000 PRN      DEFINED       3,000,000
MYLAN INC                      NOTE 3.750% 9/1      628530AJ6    4,331    2,500,000 PRN      DEFINED       2,500,000
NEWMONT MNG CORP               NOTE 3.000% 2/1      651639AK2    2,778    2,000,000 PRN      DEFINED       2,000,000
SANDISK CORP                   COM                  80004C101    1,426       28,600 SH       DEFINED          28,600
STEWART ENTERPRISES INC        NOTE 3.375% 7/1      860370AK1    1,888    2,000,000 PRN      DEFINED       2,000,000
UAL CORP                       NOTE 6.000%10/1      902549AJ3    8,743    3,000,000 PRN      DEFINED       3,000,000
UNITED RENTALS INC             NOTE 4.000%11/1      911363AL3    4,393    2,000,000 PRN      DEFINED       2,000,000
US AIRWAYS GROUP INC           NOTE 7.250% 5/1      911905AC1    4,798    2,000,000 PRN      DEFINED       2,000,000
XILINX INC.                    COM                  983919101    1,858       64,100 SH       DEFINED          64,100
TOTAL                                                           55,297
